                            MARTIN CURRIE BUSINESS TRUST
                               EMERGING AMERICAS FUND








                                 SEMI-ANNUAL REPORT

                                  OCTOBER 31, 1998

                                    (UNAUDITED)

                                                    MCBT EMERGING AMERICAS FUND
-------------------------------------------------------------------------------
                                        PROFILE AT OCTOBER 31, 1998 (Unaudited)



 OBJECTIVE         Long-term capital appreciation through active management of a diversified portfolio of equities in countries of the Western Hemisphere with emerging markets and developing economies.

 LAUNCH DATE       September 19, 1994

 FUND SIZE         $10.5m

 PERFORMANCE       Total return from May 1, 1998 through October 31, 1998

                   -    MCBT - Emerging Americas Fund (excluding all
                        transaction fees)                                -52.4%
                   -    MCBT - Emerging Americas Fund (including all
                        transaction fees)                                -54.2%
                   -    The Morgan Stanley Capital International
                        Latin America (Free) Index                       -33.3%

                   Annualized total return from September 19, 1994 through October 31, 1998

                   -    MCBT - Emerging Americas Fund (excluding all
                        transaction fees)                                -17.2%
                   -    MCBT - Emerging Americas Fund (including all
                        transaction fees)                                -17.9%
                   -    The Morgan Stanley Capital International
                        Latin America (Free) Index (from October 1,
                        1994 through October 31, 1998)                    -7.8%

 PORTFOLIO         With the MSCI Latin America (Free) index falling 33.3%,
 COMMENTS          Latin American markets remained under pressure over the
                   period. No markets posted positive returns, but better performance came from ARGENTINA, CHILE and MEXICO which fell
                   21.1%, 28.4% and 29.9% respectively over that period. BRAZIL fell 35.6%, and the smaller markets of PERU, VENEZUELA and COLOMBIA continued their underperformance, falling 41%, 47.5% and 50% respectively. Poor stock selection saw this fund fall by 52.4%.

                   Initially sentiment towards the region improved and interest rates fell back from punitively high levels, particularly in Mexico and Brazil. But the Russian devaluation and default in August prompted a swift reversal of confidence and the region's currencies once again came under pressure. Colombia and Ecuador both devalued, and the Brazilian REAL came under a massive speculative attack. Fears about the ability of Brazil to rollover the significant amounts of debt coming due grew and were reflected in the massive capital flight - despite interest rates rising to almost 50%. The unveiling of a three year fiscal austerity plan totalling $83bn by the newly re-elected Cardoso administration partially restored battered confidence, despite doubts about its feasibility.


                   Elsewhere in the region fiscal policy and monetary policy were tightened as the attack on the Brazilian REAL grew. Growth has been the obvious casualty, and earnings generally disappointed. Weakness in the Mexican peso fed through to higher inflation but the consumer proved to be surprisingly resilient to the increase in interest rates.

                   OUTLOOK

                   As the regional risks and outlook had deteriorated sharply, we took the decision in September to close the fund. The precarious fiscal position in Brazil is expected to keep policy across the region very tight, with growth being the obvious sacrifice. With credit availability tightening and significant external funding requirements next year, the risk of disappointment on the growth and earnings front is expected to remain high. We will revisit this decision once we feel that there has been sufficient progress with the fiscal deficit in Brazil. Then the pressure on monetary and fiscal policy across the region can ease.

                                                    MCBT EMERGING AMERICAS FUND
-------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1998 (Unaudited)



 INVESTMENT        James Fairweather is Chief Investment Officer.  All funds
 MANAGER           are managed on a team basis with a named director heading
 PROFILE           each team.

                   Joanna Terrett and Alison Hamilton manage the fund. A Spanish speaker, Joanna lived in Argentina and Venezuela for six years. She graduated from Manchester University in 1990 with a degree in European Studies and French. She joined Martin Currie in the same year as a member of the continental European team and was appointed investment manager in 1994. In early 1996 she joined the Emerging Markets team with responsibility for Latin America. She was appointed assistant director in October 1996. Alison graduated from Edinburgh University in 1991 with a degree in Law. She spent six years with Standard Life Assurance managing money in Latin America before joining Martin Currie as an assistant director in October 1997. She is a member of the Institute of Investment Management and Research.

                   The international strategy group sets limits for regional allocation. The managers of the funds are responsible for the selection of countries within those regions, sectors, and stocks.

                                                    MCBT EMERGING AMERICAS FUND
-------------------------------------------------------------------------------
                                         PROFILE AT OCTOBER 31, 1998 (Unaudited)


ASSET ALLOCATION
  (% of net assets)



Argentina                     5%

Brazil                        8%

ST Investment                 84%

Other Net Assets              3%

TOTAL:                        100%



LARGEST HOLDINGS
BY COUNTRY                               % OF NET ASSETS

             BRAZIL

             Brazilian Equity Investments       8.4

             ARGENTINA

             Argentina Equity Investments       4.9

                                                    MCBT EMERGING AMERICAS FUND
-------------------------------------------------------------------------------
                                                        SCHEDULE OF INVESTMENTS
                                                   OCTOBER 31, 1998 (Unaudited)

                                                           SHARES        VALUE
                                                           ------        -----
COMMON STOCK - 13.3%
ARGENTINA - 4.9%
    ARGENTINA EQUITY INVESTMENTS                           15,000     $509,700
                                                                   -----------
      TOTAL ARGENTINA - (COST $1,128,377)                              509,700
                                                                   -----------
BRAZIL - 8.4%
    BRAZILIAN EQUITY INVESTMENTS *                         44,000      883,520
                                                                   -----------
      TOTAL BRAZIL - (COST $1,100,000)                                 883,520
                                                                   -----------
TOTAL COMMON STOCK - (COST $2,228,377)                               1,393,220
                                                                   -----------
                                                        PRINCIPAL
                                                          AMOUNT
                                                        ---------
SHORT TERM INVESTMENT - 84.0%
    STATE STREET BANK AND TRUST REPURCHASE AGREEMENT,
      4.250%, 11/02/1998 (a)                             $809,000      809,000
    UNITED STATES TREASURY BILLS, 3.500%, 11/12/1998    8,000,000    7,991,444
                                                                   -----------
TOTAL SHORT TERM INVESTMENT - (COST $8,800,444)                      8,800,444
                                                                   -----------
TOTAL INVESTMENTS - (COST  $11,028,821) - 97.3%                     10,193,664
CASH, RECEIVABLES AND OTHER ASSETS, LESS
    LIABILITIES - 2.7%                                                 261,235
                                                                   -----------
NET ASSETS - 100.0%                                                $10,454,899
                                                                   -----------
                                                                   -----------


*   Non-income producing security.

(a) The repurchase agreement, dated 10/30/98, $809,000 par due 11/2/98, is collateralized by United States Treasury Notes, 5.750%, due 11/30/02 with a market value of $828,712.

+ Percentages of long term investments are presented in the portfolio by country. Percentages of long term investments by industry are as follows:
    Investment Companies 13.3%.






See notes to financial statements.

                                                    MCBT EMERGING AMERICAS FUND
-------------------------------------------------------------------------------
                                            STATEMENT OF ASSETS AND LIABILITIES
                                                   OCTOBER 31, 1998 (Unaudited)

ASSETS

  Investments in securities, at value (cost $10,219,821)
     (Note B)                                                       $9,384,664
  Investments in repurchase agreements, at value (Note B)              809,000
                                                                   -----------
     Total Investments                                              10,193,664

  Cash                                                                     738

  Foreign currency, at value (cost $17) (Note B)                            17

  Dividend and interest receivable                                     498,525
                                                                   -----------
     TOTAL ASSETS                                                   10,692,944
                                                                   -----------
LIABILITIES

  Management fee payable (Note C)                                      209,342

  Administration fee payable (Note C)                                    6,266

  Accrued expenses and other liabilities                                22,437
                                                                   -----------
     TOTAL LIABILITIES                                                 238,045
                                                                   -----------
TOTAL NET ASSETS                                                   $10,454,899
                                                                   -----------
                                                                   -----------
COMPOSITION OF NET ASSETS:

  Paid-in-capital                                                  $58,259,189

  Undistributed net investment loss                                   (678,757)

  Accumulated net realized loss on investment
     and foreign currency transactions                             (46,269,161)

  Net unrealized depreciation on investment
     and foreign currency transactions                                (856,372)
                                                                   -----------
TOTAL NET ASSETS                                                   $10,454,899
                                                                   -----------
                                                                   -----------
NET ASSET VALUE PER SHARE                                                $3.72
($10,454,899 / 2,806,953 shares of beneficial                      -----------
 interest outstanding)                                             -----------





See notes to financial statements.

                                                    MCBT EMERGING AMERICAS FUND
-------------------------------------------------------------------------------
                                                        STATEMENT OF OPERATIONS
                                  SIX MONTHS ENDED OCTOBER 31, 1998 (Unaudited)



INVESTMENT INCOME

  Interest income                                                     $233,861

  Dividend income                                                      823,291

  Foreign taxes withheld                                              (217,970)
                                                                   -----------
     TOTAL INVESTMENT INCOME                                           839,182
                                                                   -----------

EXPENSES

  Management fee (Note C)                                              559,068

  Custodian fee                                                         57,994

  Administration fee (Note C)                                           29,448

  Legal fees                                                             4,205

  Transfer agent fee                                                     3,334

  Amortization of deferred organization expenses                         3,538

  Miscellaneous expenses                                                11,813
                                                                   -----------
     TOTAL EXPENSES                                                    669,400
                                                                   -----------
NET INVESTMENT INCOME                                                  169,782
                                                                   -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY

  Net realized loss on investments                                 (40,251,728)

  Net realized loss on foreign currency transactions                  (414,846)

  Net unrealized depreciation on:

     Investments                                                   (12,458,436)

     Foreign currency transactions                                     (11,699)
                                                                   -----------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS          (53,136,709)
                                                                   -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                        $(52,966,927)
                                                                   -----------
                                                                   -----------


See notes to financial statements.

                                                    MCBT EMERGING AMERICAS FUND
-------------------------------------------------------------------------------
                                             STATEMENT OF CHANGES IN NET ASSETS


                                                    Six Months
                                                      Ended            Year
                                                October 31, 1998       Ended
                                                   (Unaudited)     April 30, 1998
                                                 ---------------   --------------

NET ASSETS at beginning of period                   $138,115,097     $194,596,827
                                                 ---------------   --------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

  Net investment income                                  169,782        1,469,163

  Net realized gain (loss) on investment
   transactions                                      (40,251,728)      22,708,108

  Net realized loss on foreign currency
   transactions                                         (414,846)        (493,576)

  Net unrealized depreciation on:

     Investments                                     (12,458,436)     (25,099,168)

     Foreign currency transactions                       (11,699)          (9,335)
                                                 ---------------   --------------
  Net decrease in net assets from operations         (52,966,927)      (1,424,808)
                                                 ---------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                               (1,066,654)        (990,803)

  Net realized gains                                  (3,845,814)     (12,415,579)

  In excess of net realized gains                              0       (2,250,349)
                                                 ---------------   --------------
  Total distributions                                 (4,912,468)     (15,656,731)
                                                 ---------------   --------------

CAPITAL SHARE TRANSACTIONS:

  Net proceeds from sales of shares                      165,133       54,531,962

  Reinvestment of dividends and distributions
   to shareholders                                     4,863,987       15,605,446

  Cost of shares repurchased                         (75,522,000)    (112,466,633)

  Paid in capital from subscription and
   redemption fees                                       712,077        2,929,034
                                                 ---------------   --------------
  Total decrease in net assets from capital
   share transactions                                (69,780,803)     (39,400,191)
                                                 ---------------   --------------
NET DECREASE IN NET ASSETS                          (127,660,198)     (56,481,730)
                                                 ---------------   --------------
NET ASSETS at end of period (net of
  accumulated net investment                         $10,454,899     $138,115,097
  income (loss) of ($678,757)                    ---------------   --------------
  and $218,115, respectively)                    ---------------   --------------


OTHER INFORMATION:

CAPITAL SHARE TRANSACTIONS:

  Shares sold                                             24,061        5,629,531

  Shares issued in reinvestment of
   distributions to shareholders                       1,300,532        1,739,738

  Less shares repurchased                            (14,236,811)     (12,296,439)
                                                 ---------------   --------------
  Net share transactions                             (12,912,218)      (4,927,170)
                                                 ---------------   --------------
                                                 ---------------   --------------


See notes to financial statements.

                                                    MCBT EMERGING AMERICAS FUND
-------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
                                         FOR A SHARE OUTSTANDING FOR THE PERIOD
                                                                    (Unaudited)


                                        Six Months
                                           Ended           Year          Year           Year       Sept. 19, 1994 *
                                      October 31, 1998     Ended         Ended          Ended         through
                                        (Unaudited)   April 30, 1998 April 30, 1997 April 30, 1996 April 30, 1995
                                        -----------   -------------- -------------- -------------- --------------

PER SHARE OPERATING PERFORMANCE
-------------------------------

Net asset value, beginning of period      $8.790           $9.430        $7.660         $6.850        $10.000

Net investment income (loss)              (0.158)           0.055         0.040          0.025         (0.004)

Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions                           (4.714)          (0.050)        1.688          0.720         (3.298)
                                     -----------     ------------  ------------    -----------     -----------

Total from investment operations          (4.872)           0.005         1.728          0.745         (3.302)
                                     -----------     ------------  ------------    -----------     -----------

Less distributions:

   Dividends from net investment income   (0.098)          (0.053)       (0.029)        (0.040)         0.000

   Net realized gains                     (0.354)          (0.659)        0.000          0.000          0.000

   In excess of net realized gains         0.000           (0.119)        0.000          0.000          0.000
                                     -----------     ------------  ------------    -----------     -----------

   Total distributions                    (0.452)          (0.831)       (0.029)        (0.040)         0.000
                                     -----------     ------------  ------------    -----------     -----------

Paid in capital from subscription and
   redemption fees (Note B)                0.254            0.186         0.071          0.105          0.152
                                     -----------     ------------  ------------    -----------     -----------

Net asset value, end of period            $3.720           $8.790        $9.430         $7.660         $6.850
                                     -----------     ------------  ------------    -----------     -----------
                                     -----------     ------------  ------------    -----------     -----------


TOTAL INVESTMENT RETURN (1) (2)           (52.56)%           1.84%        23.55%         12.48%         (31.50)%
-----------------------              -----------     ------------  ------------    -----------     -----------
                                     -----------     ------------  ------------    -----------     -----------

RATIOS AND SUPPLEMENTAL DATA
----------------------------

Net assets, end of period            $10,454,899     $138,115,097  $194,596,827    $89,599,602     $39,833,637

Operating expenses, net, to average
      net assets (Note C)                   1.80%(3)         1.76%         1.70%          1.70%           1.80%(3)

Operating expenses, gross, to average
      net assets (Note C)                   1.80%(3)         1.76%         1.77%          1.95%           1.80%(3)

Net investment income(loss) to average
     net assets                             0.46%(3)         0.88%          0.62%         0.88%          (0.11)%(3)

Portfolio turnover rate                       36%              99%            50%           61%             89%

Per share amount of fees waived (Note C)  $0.000           $0.000         $0.005        $0.007          $0.000
-------------------------------------------------------------------------------


*     Commencement of investment operations.
(1) Total return at net asset value assuming all distributions reinvested and no purchase premiums or redemption fees. Total return would have been lower had certain expenses not been waived.
(2)   Periods less than one year are not annualized.
(3)   Annualized.


See notes to financial statements.

                                                    MCBT EMERGING AMERICAS FUND
-------------------------------------------------------------------------------
                                                  NOTES TO FINANCIAL STATEMENTS


NOTE A - ORGANIZATION
Martin Currie Business Trust ("MCBT") (the "Trust") is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust on May 20, 1994. The Trust offers seven funds which have differing investment objectives and policies: Global Growth Fund, Opportunistic EAFE Fund, Global Emerging Markets Fund, Japan Small Companies Fund, Emerging Americas Fund, Asia Pacific ex Japan Fund (formerly "Emerging Asia Fund") and EMEA Fund, (the "Funds"). The MCBT Emerging Americas Fund (the "Fund") commenced investment operations on September 19, 1994. The Fund's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.


VALUATION OF INVESTMENTS - The Fund's portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Options and futures contracts are valued at the last sale price on the market where such options or futures contract is principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith by the Trustees of the Fund, or by persons acting pursuant to procedures established by the Trustees.

REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

INVESTMENT TRANSACTIONS - Investment security transactions are recorded on the date of purchase or sale. Realized gains and losses from security transactions are determined on the basis of identified cost.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

FOREIGN CURRENCY TRANSLATIONS - The records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at a current rate of exchange of such currency to determine the value of investments, other assets and liabilities on the date of any determination of net asset value of the Fund. Purchases and sales of securities and income and expenses are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Fund may realize currency gains or losses between the trade and settlement dates on security transactions. To minimize such currency gains or losses, the Fund may enter into forward foreign currency contracts.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service.

                                                    MCBT EMERGING AMERICAS FUND
-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)



FOREIGN CURRENCY TRANSLATIONS (CONTINUED) - Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS - A forward foreign currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund may enter into Forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. There were no open forward foreign currency contracts at October 31, 1998.

Although forward currency contracts limit the risk of loss due to a decline in the value of hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to additional risks if the counterparties to the contracts are unable to meet the terms of their contracts.

EXPENSES - Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a particular Fund are either split evenly among the affected Funds, allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the Board of Trustees may direct or approve. Certain costs incurred in connection with the organization of the Trust and each Fund have been deferred and are being amortized on a straight line basis over a five year period starting on each Fund's commencement of operations.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares and distributes dividends from net investment income, if any, and distributes its net realized capital gains, if any, at least annually. All distributions will be reinvested in shares of the Fund at the net asset value unless the shareholder elects in the subscription agreement either to receive cash in respect of all distributions or to receive cash with respect to distributions of income and to reinvest in shares of the Fund with respect to distributions of realized capital gains. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for passive foreign investment companies (PFIC's), foreign currency transactions, losses deferred due to wash sales, post October 31 losses and excise tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. Distributions are recorded on the ex-dividend date.

PURCHASES AND REDEMPTIONS OF FUND SHARES - There is a purchase premium for cash investments into the Fund of 1.75% of the amount invested and a redemption fee on cash redemptions of 1.75% of the amount redeemed. All purchase premiums and redemption fees are paid to and retained by the Fund and are recorded as paid-in-capital by the Fund. These fees are intended to offset brokerage and transaction costs arising in connection with the purchase and redemption. The purchase and redemption fees may be waived by the Manager, however, if these brokerage and transaction costs are minimal or in other circumstances at the Manager's discretion. For the six months ended October 31, 1998, $2,942 was collected in purchase premiums and $709,135 was collected in redemption fees.

INCOME TAXES - Each Fund of the Trust is treated as a separate entity for U.S. federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their taxable income, including realized capital gains, if any, for the fiscal year. In addition, by distributing substantially all of their net investment income, realized capital gains and certain other amounts, if any, during the calendar year, the Funds will not be subject to a federal excise tax. On October 16, 1998, the Fund declared a long term capital gain distribution of $3,845,814, representing $0.35 per share.

                                                    MCBT EMERGING AMERICAS FUND
-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)



INCOME TAXES (CONTINUED) - The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

NOTE C - AGREEMENTS AND FEES
The Fund has entered into a Management Contract with Martin Currie Inc. (the "Investment Manager"), a wholly owned subsidiary of Martin Currie Ltd. Under the Management Contract, the Fund pays the Investment Manager a quarterly management fee at the annual rate of 1.50% of the Fund's average net assets. Prior to September 20, 1996 the Investment Manager had voluntarily agreed to limit its fee to 1.25% of the Fund's average net assets.

The Investment Manager has also voluntarily undertaken to reduce its fee until further notice to the extent necessary to limit the Fund's annual expenses (including the management fee but excluding brokerage commissions, transfer taxes, and extraordinary expenses) to 2.00% of the Fund's average net assets on an annualized basis. For the six months ended October 31, 1998, it was not necessary for the Investment Manager to waive any additional fees.

State Street Bank and Trust Company (the "Administrator") serves as administrator of the Fund. The Administrator performs certain administrative services for the Fund. The Fund pays the Administrator a fee at the rate of 0.08% of the Fund's average net assets up to $125 million, 0.06% of the next $125 million, and 0.04% of those assets in excess of $250 million, subject to certain minimum requirements, plus certain out of pocket costs. State Street Bank and Trust Company also receives fees and compensation of expenses for certain custodian and transfer agent services.

Trustees of the Trust who are not interested persons receive aggregate annual fees of $20,000 ($10,000 per Trustee).

NOTE D - INVESTMENT TRANSACTIONS
Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended October 31, 1998 were $20,590,570 and $79,635,143, respectively.

The identified cost of investments in securities and repurchase agreements owned for federal income tax purposes and their respective gross unrealized appreciation and depreciation at October 31, 1998 were as follows:

        IDENTIFIED              GROSS UNREALIZED             NET UNREALIZED
           COST         APPRECIATION     (DEPRECIATION)       APPRECIATION
       ------------     ------------     --------------      --------------
        $11,028,821          $0            $(835,157)          $(835,157)

NOTE E - PRINCIPAL SHAREHOLDERS
As of October 31, 1998 there were three shareholders who owned greater than 10% of the Fund's outstanding shares, representing 49% of the Fund.

                                                    MCBT EMERGING AMERICAS FUND
-------------------------------------------------------------------------------
                                      NOTES TO FINANCIAL STATEMENTS (Continued)



NOTE F - CONCENTRATION OF RISK
The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange) in emerging markets. Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

The risks of investing in foreign securities may be heightened in the case of investments in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization, restrictions on foreign ownership, imposition of withholding taxes on dividend or interest payments and capital gains, or prohibitions on repatriation of assets, and may have less protection for property rights than more developed countries. Political change or instability may adversely affect the economies and securities markets of such countries. The economies of individual countries may differ favorably or unfavorably and significantly from the U. S. economy in such respects as growth of gross domestic product or gross national product, diversification, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, dependence on foreign assistance, vulnerability to change in trade conditions, structural unemployment and balance of payments position.

NOTE G - SUBSEQUENT EVENT
The Fund is in the process of completely redeeming all outstanding shares and anticipates completion by December 31, 1998.
-------------------------------------------------------------------------------

                            MARTIN CURRIE BUSINESS TRUST

                                 -------------------

                                TRUSTEES AND OFFICERS

                    C. James P. Dawnay, TRUSTEE AND PRESIDENT *
                              Simon D. Eccles, TRUSTEE
                           Patrick R. Wilmerding, TRUSTEE
                   Colin Winchester, VICE PRESIDENT AND TREASURER
                          J. Grant Wilson, VICE PRESIDENT
                           Julian M.C. Livingston, CLERK

                                * INTERESTED TRUSTEE

                                 -------------------

                                 INVESTMENT MANAGER


                                Martin Currie, Inc.
                                   Saltire Court
                                 20 Castle Terrace
                                 Edinburgh EH1 2ES
                                011-44-131-229-5252

                                 Regulated by IMRO

                     Registered Investment Adviser with the SEC

                                 -------------------



 -----------------------------------------------------------------------
 | The information contained in this report is intended for general | | informational purposes only. This report is not authorized for | | distribution to prospective investors unless preceded or accompanied | | by a current Private Placement Memorandum which contains important | | information concerning the Fund and its current offering of shares. |
 -----------------------------------------------------------------------